Financial instruments	9 Months Ended
Mar. 31, 2025
Convertible notes [Abstract]
Financial Instruments [text block]	15. Convertible notes and related financial instruments
On 6 December 2024, the Group issued $440,000,000 in aggregate principal amount of 3.25% Convertible Senior Notes due 2030 (the "2030 Notes"). In connection with the offering of the 2030 Notes, the Group has identified a single combined embedded derivative, being the conversion option and redemption right, and has separately entered into privately negotiated capped call transactions (the “Capped Call Transactions”) and a prepaid forward share purchase contract ("Prepaid Forward Contract") with a financial institution ("Forward Counterparty"). The net proceeds from the sale of the 2030 Notes were approximately $311,600,000 after deducting offering and issuance costs related to the 2030 Notes, the Capped Call Transactions costs of $44,352,000 and Prepaid Forward Contract costs of $73,717,000, as described below.
2030 Convertible Senior Notes and embedded derivatives
The 2030 Notes were issued pursuant to an indenture, dated 6 December 2024, between the Group and U.S. Bank Trust Company, National Association, as trustee. The Group pays interest on the 2030 Notes semiannually in arrears at a rate of 3.25% per annum on 15 June and 15 December each year. The 2030 Notes will mature on 15 June 2030, unless earlier purchased, redeemed or converted, the 2030 Notes are convertible based upon an initial conversion rate of 59.4919 shares of the Group’s ordinary shares per $1,000 principal amount of 2030 Notes (equivalent to a conversion price of approximately $16.81 per share of the Group’s ordinary shares). The conversion rate and conversion price will be subject to customary adjustment upon the occurrence of certain specified events. The Group will settle any conversions of the 2030 Notes in cash, ordinary shares or a combination thereof, with the form of consideration determined at the Group’s election.

Holders may convert all or a portion of their 2030 Notes only under the following circumstances: (1) During any calendar quarter commencing after the calendar quarter ending on 31 March 2025, if the last reported sale price per ordinary share of ours, no par value, exceeds 130% of the conversion price for each of at least 20 trading days during the 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter; (2) during the five consecutive business days immediately after any 10 consecutive trading day period (such 10 consecutive trading day period, the “measurement period”) in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price per ordinary share on such trading day and the conversion rate on such trading day; (3) upon the occurrence of specified corporate events; (4) If the Group call such notes for redemption; or (5) at any time from, and including, 15 March 2030 until the close of business on the second scheduled trading day immediately before the maturity date. Holders of 2030 Notes who convert their 2030 Notes in connection with a notice of a redemption or a make-whole fundamental change may be entitled to a premium in the form of an increase in the conversion rate of the 2030 Notes.

The Group may not redeem the 2030 Notes prior to 20 December 2027. On or after 20 December 2027, the Group may redeem for cash all or part of the 2030 Notes if the last reported sale price of the Group’s ordinary shares equals or exceeds 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including at least one of the five trading days immediately preceding the date on which the Group provides notice of redemption, during any 30 consecutive trading days ending on, and including the trading day immediately preceding the date on which the Group provides notice of the redemption. The redemption price will be 100% of the principal amount of the 2030 Notes to be redeemed, plus accrued and unpaid interest, if any.

The Group determined that the convertible note contained a single combined embedded derivative for the convertible option (holder's option to exchange the notes for a variable number of the Group's ordinary shares) and redemption right (Group's ability to redeem the notes at their discretion). Consequently, the combined embedded derivative is classified as a derivative liability. The remaining debt host contract is discounted by the initial fair value of the separated embedded derivative less the principal amount of the convertible note. The fair value of the debt host, together with the allocated issuance costs, is accreted at an effective interest rate of 9.85% over the term of the instrument and will be accreted up to the principal amount at maturity.

As the embedded derivative is treated as a derivative liability that may convert to equity (at the noteholders discretion) within 12 months of the reporting date, it is classified as a current liability. In line with IAS 1 and IFRS 9 the associated debt host and Capped Call Transactions are also classified as current. The Prepaid Forward Contract is classified as non-current in accordance with IAS 1 and IFRS 9 as its contractual maturity is 15 August 2030,

The fair value of the convertible note is estimated using the same method and inputs as the separated embedded derivative from convertible note. The Group determined that the convertible note is a Level 3 liability given an unobservable input is included in its valuation.

The convertible notes and embedded derivative are presented in the consolidated statement of financial position as follows:

	Convertible notes	Embedded derivative
	US$'000	US$'000
Balance as at 1 July 2024	-	-
Initial recognition on 6 December 2024	327,000	113,000
Capital raising costs	(9,972)	-
Interest expenses (9.85%)	10,026	-
Coupon interest payable (3.25%)	(4,574)	-
Change in fair value of embedded derivative	-	(89,300)
Balance as at 31 March 2025	322,480	23,700

Financial Assets at fair value through profit or loss

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Capped Call Transactions	11,700	-
Prepaid Forward Contract	34,717	-

Capped Call Transactions
In conjunction with the offering of the 2030 Notes, the Group used $44,352,000 of the proceeds from the 2030 Notes to enter into the Capped Call Transactions with certain financial institutions, of which, $1,452,000 related to transaction costs and was immediately expensed in ‘Other transactions costs’ within the consolidated statements of profit or loss and other comprehensive income.

The Capped Call Transactions are generally expected to reduce potential dilution to holders of the Group's ordinary shares upon any conversion of the 2030 Notes and/or offset any cash payments we are required to make in excess of the principal amount of the 2030 Notes upon conversion of the 2030 Notes in the event that the market price per share of our common stock is greater than the strike price of the Capped Call Transactions, with such reduction and/or offset subject to a cap.

The Capped Call Transactions have an initial cap price of approximately $25.86 per share, which represents a premium of 100% over the last reported sale price of the ordinary shares of $12.93 per share on 3 December 2024 and is subject to certain adjustments under the terms of the Capped Call Transactions. Collectively, the Capped Call Transactions cover, initially, the number of shares of the ordinary shares underlying the 2030 Notes, subject to anti-dilution adjustments substantially similar to those applicable to the 2030 Notes.

The Capped Call Transactions are a separate transaction entered into by the Group with the option counterparties to the 2030 Notes and are not part of the terms of the 2030 Notes and will not affect any holder’s rights under the 2030 Notes. Holders of the 2030 Notes will not have any rights with respect to the Capped Call Transactions.

The Capped Call Transactions are classified as a current asset and remeasured to fair value at the end of each reporting period, with changes in fair value booked into consolidated statements of profit or loss and other comprehensive income, as the contract includes provisions that could require cash settlement.
Prepaid Forward Contract
In conjunction with the offering of the 2030 Notes, the Group entered also into a Prepaid Forward Contract share purchase transactions with the Forward Counterparty. Pursuant to the Prepaid Forward Contract transactions, the Group used $73,717,000 of the net proceeds from the offering of the 2030 Notes to fund the Prepaid Forward Contract. The aggregate number of shares of the Group’s ordinary shares underlying the Prepaid Forward Contract was approximately 5,700,000 based on the last reported sale price on the pricing date of 3 December 2024. The contractual expiration date for the Prepaid Forward Contract is 15 August 2030. Upon settlement of the Prepaid Forward Contract, the Forward Counterparty will deliver to the Group cash until the Group receives shareholder approval to repurchase its ordinary shares pursuant to the terms of the Prepaid Forward Contract or is otherwise permitted to repurchase its ordinary shares pursuant to the terms of the Prepaid Forward Contract under the laws of the Group’s jurisdiction of incorporation and, thereafter, the number of ordinary shares underlying the Prepaid Forward Contract or the portion thereof being settled early.

The Prepaid Forward Contract is a separate transaction to the 2030 Notes entered into by the Group with the Forward Counterparty and is not part of the terms of the 2030 Notes and will not affect any holder’s rights under the 2030 Notes. Holders of the 2030 Notes will not have any rights with respect to the Prepaid Forward Contract.

The Prepaid Forward Contract is classified as a non-current asset and remeasured to fair value at the end of each reporting period, with changes in fair value booked into consolidated statements of profit or loss and other comprehensive income, as the contract includes provisions that could require cash settlement.

Fair value measurement
Assets and Liabilities that are measured in the consolidated statements of financial position at fair value are categorized into a three-level hierarchy based on the priority of the inputs to the valuation. The categorization within the hierarchy is based on the lowest level input that is significant to the fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability.

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	As at 31 March 2025
	Carrying Value	Level 1	Level 2	Level 3
	US$'000	US$'000	US$'000	US$'000
Financial assets at fair value through profit or loss
Capped Call Transactions	-	-	-	11,700
Prepaid Forward Contract	-	-	-	34,717
Total financial assets held at fair value through profit or loss	-	-	-	46,417

Financial liabilities at amortized cost
Convertible notes	322,480	-	-	-
Financial liabilities at fair value through profit or loss
Embedded derivative liability	-	-	-	23,700
Total financial liabilities held at fair value through profit or loss	-	-	-	23,700
As at 31 March 2025, the carrying value of all of the Group’s financial assets and liabilities represented a reasonable approximation of the fair value of such liabilities, with the exception of the convertible notes which were recognized at amortized cost.

There were no transfers between levels during the nine months period ended 31 March 2025.

Valuation techniques for fair value measurements categorized within level 3
An instrument is included in level 3 if the financial instrument is not traded in an active market and if the fair value is determined by using valuation techniques that are not based on the use of observable market data for all significant inputs. The estimated fair value approximates to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Specific valuation techniques used to value level 3 financial instruments were:
•Embedded derivative liability: Monte-Carlo pricing simulations;
•Capped Call Transactions: Black-Scholes-Merton valuation model; and,
•Prepaid Forward Contract: Analytical formula.

The following information is relevant in the determination of fair value of the financial assets and liabilities at 31 March 2025:

31 Mar 2025
Closing share price	$6.09
Conversion price	$16.81
Risk free interest rate	3.88%
Dividend yield	nil
Expected volatility	43%

Level 3 liabilities
The following table reconciles the movement in the fair value of Level 3 instruments held by the Group:

	Embedded derivative	Capped call	Prepaid forward
	US$'000	US$'000	US$'000
Balance as at 1 July 2024	-	-	-
Fair value at issuance date	(113,000)	42,900	73,717
Unrealized gain/(loss) recognized in profit and loss for the six months ended 31 December 2024	45,200	(14,600)	(17,700)
Balance as at 31 December 2024	(67,800)	28,300	56,017
Unrealized gain/(loss) recognized in profit and loss for the three months ended 31 March 2025	44,100	(16,600)	(21,300)
Balance as at 31 March 2025	(23,700)	11,700	34,717

Total unrealized gain/(loss) recognized in profit and loss for the nine months ended 31 March 2025	89,300	(31,200)	(39,000)

The total unrealized gain on financial instruments was $6,200,000 and $19,100,000 for the three and nine months ended 31 March 2025, respectively.

Uncertainty of fair value measurements relating to unobservable inputs
Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.